UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         SEPTEMBER 30, 2007
                                                --------------------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                GREAT POINT PARTNERS, LLC
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Address:             165 MASON STREET - 3RD FLOOR
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                     GREENWICH, CT  06830
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13F File Number: _______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                DR. JEFFREY R. JAY, M.D.
             ------------------------------------------
Title:               SENIOR MANAGING MEMBER
             ------------------------------------------
Phone:               203-971-3300
             ------------------------------------------

Signature, Place, and Date of Signing:

   /s/DR. JEFFREY R. JAY, M.D.        GREENWICH, CT           NOVEMBER 14, 2007
--------------------------------    ------------------    ----------------------
       [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                    Name

         28-___________                     ____________________________________

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0
                                        -----------

Form 13F Information Table Entry Total:     50
                                        -----------

Form 13F Information Table Value Total: $   467,555
                                        -----------
                                        (thousands)


List of Other Included Managers:        None


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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                            TITLE                                                  INVESTMENT      OTHER          VOTING AUTHORITY
                              OF                 VALUE     SHARE/     SHARE/ PUT/  ------------------------------------------------
NAME OF ISSUER              CLASS   CUSIP        ($000)    PRN AMOUNT   PRN  CALL  DISCRETION      MANAGERS   SOLE     SHARED NONE
----------------------------------- ---------  ----------  ----------   ---  ----  ----------      --------   ----     ------ ----
ABIOMED INC                   COM   003654100      30,836   2,480,769   SH         Shared-Defined  None     2,480,769       0 None
ADOLOR CORP                   COM   00724X102       6,981   2,041,187   SH         Shared-Defined  None     2,041,187       0 None
ADVOCAT INC                   COM   007586100       1,651     150,900   SH         Shared-Defined  None       150,900       0 None
AETERNA ZENTARIS INC          COM   007975204         131      50,000   SH         Shared-Defined  None        50,000       0 None
ALTUS PHARMACEUTICALS INC     COM   02216N105      11,172   1,065,000   SH         Shared-Defined  None     1,065,000       0 None
AMERIGROUP CORPORATION        COM   03073T102      10,689     310,000   SH         Shared-Defined  None       310,000       0 None
AMGEN INC.                    COM   031162100      17,820     315,000   SH         Shared-Defined  None       315,000       0 None
AMN HEALTHCARE SERVICES
INC                           COM   001744101         937      50,000   SH         Shared-Defined  None        50,000       0 None
ANADYS PHARMACEUTICALS, INC.  COM   03252Q408       2,046     998,200   SH         Shared-Defined  None       998,200       0 None
ANESIVA INC CMN CLASS         COM   03460L100       3,650     635,860   SH         Shared-Defined  None       635,860       0 None
AP PHARMA INC                 COM   00202J203         955     465,776   SH         Shared-Defined  None       465,776       0 None
AUXILIUM PHARMACEUTICALS.
INC.                          COM   05334D107      18,827     893,100   SH         Shared-Defined  None       893,100       0 None
AVALON PHARMACEUTICALS
INC                           COM   05346P106       4,560     800,000   SH         Shared-Defined  None       800,000       0 None
CALL/ALTH(QATJB) @ 10
EXP 10/20/2007                CALL  019777101           3         530   SH   CALL  Shared-Defined  None           530       0 None
CYPRESS BIOSCIENCE INC        COM   232674507      28,822   2,105,300   SH         Shared-Defined  None     2,105,300       0 None
DUSA PHARMACEUTICALS INC      COM   266898105       2,507   1,150,000   SH         Shared-Defined  None     1,150,000       0 None
EV3 INC.                      COM   26928A200       6,568     400,000   SH         Shared-Defined  None       400,000       0 None
FIRST CONSULTING GROUP
INC                           COM   31986R103      17,126   1,662,700   SH         Shared-Defined  None     1,662,700       0 None
FIVE STAR QUALITY CARE
INC                           COM   33832D106      16,045   1,951,900   SH         Shared-Defined  None     1,951,900       0 None
FOXHOLLOW TECHNOLOGIES,
INC.                          COM   35166A103      10,560     400,000   SH         Shared-Defined  None       400,000       0 None
GILEAD SCIENCES               COM   375558103       5,109     125,000   SH         Shared-Defined  None       125,000       0 None
INSPIRE PHARMACEUTICALS
INC                           COM   457733103      22,938   4,271,600   SH         Shared-Defined  None     4,271,600       0 None
KERYX BIOPHARMACEUTICALS
INC                           COM   492515101      22,862   2,300,000   SH         Shared-Defined  None     2,300,000       0 None
KOSAN BIOSCIENCES INC         COM   50064W107      12,482   2,491,500   SH         Shared-Defined  None     2,491,500       0 None
MAXYGEN INC.                  COM   577776107      12,088   1,775,000   SH         Shared-Defined  None     1,775,000       0 None
MEDECISION INC.               COM   58406P102       3,965   1,043,507   SH         Shared-Defined  None     1,043,507       0 None
MEDTRONIC INC                 COM   585055106       9,872     175,000   SH         Shared-Defined  None       175,000       0 None
MEMORY PHARMACEUTICALS
CORP                          COM   58606R403      24,504  13,766,475   SH         Shared-Defined  None    13,766,475       0 None
MOLINA HEALTHCARE INC         COM   60855R100      11,969     330,000   SH         Shared-Defined  None       330,000       0 None
NOVAMED INC                   COM   66986W108       5,873   1,350,000   SH         Shared-Defined  None     1,350,000       0 None
NPS PHARMACEUTICALS INC       COM   62936P103       8,251   1,434,900   SH         Shared-Defined  None     1,434,900       0 None
OMNICARE INC.                 COM   681904108       9,939     300,000   SH         Shared-Defined  None       300,000       0 None
PAREXEL INTERNATIONAL
CORP                          COM   699462107      10,611     257,100   SH         Shared-Defined  None       257,100       0 None
PRA INTERNATIONAL             COM   69353C101       1,176      40,000   SH         Shared-Defined  None        40,000       0 None
PUT/ITMN(IQYVW) @ 17.5
EXP 10/20/2007                PUT   45884X103           7         678   SH   PUT   Shared-Defined  None           678       0 None
PUT/UTHR(FUHWL) @ 60
EXP 11/17/2007                PUT   91307C102       1,525      2,500    SH   PUT   Shared-Defined  None         2,500       0 None
PUT/UTHR(FUHWM) @ 65
EXP 11/17/2007                PUT   91307C102       8,500      10,000   SH   PUT   Shared-Defined  None        10,000       0 None
RENOVIS, INC.                 COM   759885106       6,186   1,602,599   SH         Shared-Defined  None     1,602,599       0 None
REPLIGEN CORP                 COM   759916109       2,894     668,446   SH         Shared-Defined  None       668,446       0 None
REPROS THERAPEUTICS INC.      COM   76028H100      10,598     921,594   SH         Shared-Defined  None       921,594       0 None
RESPIRONICS INC               COM   761230101       5,629     117,200   SH         Shared-Defined  None       117,200       0 None
RIGEL PHARMACEUTICALS INC     COM   766559603       4,076     432,200   SH         Shared-Defined  None       432,200       0 None
SGX PHARMACEUTICALS, INC.     COM   78423C108         161      26,157   SH         Shared-Defined  None        26,157       0 None
SPECTRANETICS CORP            COM   84760C107       2,966     220,000   SH         Shared-Defined  None       220,000       0 None
THERMO FISHER SCIENTIFIC
INC                           COM   883556102       7,215     125,000   SH         Shared-Defined  None       125,000       0 None
THIRD WAVE TECHNOLOGIES
INC                           COM   88428W108       7,336     850,000   SH         Shared-Defined  None       850,000       0 None
THORATEC CORPORATION          COM   885175307         310      15,000   SH         Shared-Defined  None        15,000       0 None
TRANSITION THERAPEUTICS
INC                           COM   893716209      39,994   2,986,857   SH         Shared-Defined  None     2,986,857       0 None
ULTRASHORT MID CAP 400
PROSHRS ETF                   ETF   74347R859      10,828     207,800   SH         Shared-Defined  None       207,800       0 None
VALEANT PHARMACEUTICALS
INTL                          COM   91911X104       5,805     375,000   SH         Shared-Defined  None       375,000       0 None


                                                  467,555
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